Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 7,100,551	$ 7,205,827	$ 4,105,383	$ 5,617,025	$ 2,854,959
Deposits in Australia		$ 7,137,539
Number of anti-dilutive common stock	41,249	7,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage	20.00%
Intangible assets, useful live	10 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage	50.00%
Intangible assets, useful live	12 years
Software development [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, useful live	1 year
Software development [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, useful live	10 years